Future policy benefits and related reinsurance recoverable - Schedule of Expected Future Gross Premiums (Details) - Long-Term Care Insurance - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums, Undiscounted	$ 371,635	$ 414,531	$ 455,246	$ 486,746
Expected future gross premiums, Discounted	282,069	306,206	336,496	363,367
Benefit payments, Undiscounted	1,765,145	1,840,853	1,816,933	1,938,974
Benefit payments, Discounted	$ 1,064,514	$ 1,071,361	$ 1,143,800	$ 1,170,790	$ 1,200,018